Marketable Investment Securities and Restricted Cash and Cash Equivalents (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Marketable Investment Securities and Restricted Cash and Cash Equivalents
Schedule of marketable investment securities and restricted cash and cash equivalents

	As of
	September 30,	December 31,
	2014	2013
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$20,538	$105,854
Current marketable investment securities - other	3,728,301	4,011,472
Total current marketable investment securities	3,748,839	4,117,326
Restricted marketable investment securities (1)	74,194	63,902
Total marketable investment securities	3,823,033	4,181,228

Restricted cash and cash equivalents (1)	6,490	18,878

Other investment securities:
Investment in EchoStar preferred tracking stock - cost method (2)	228,795	—
Investment in HSSC preferred tracking stock - cost method (2)	87,409	—
Other investment securities - cost method (2)	13,546	5,396
Total marketable investment securities and restricted cash and cash equivalents	$4,159,273	$4,205,502

(1)     Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

(2)     Other investment securities are included in “Other noncurrent assets, net” on our Condensed Consolidated Balance Sheets.

	As of December 31,
	2013	2012
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$105,854	$124,007
Current marketable investment securities - other	4,011,472	2,145,663
Total current marketable investment securities	4,117,326	2,269,670
Restricted marketable investment securities (1)	63,902	49,044
Total marketable investment securities	4,181,228	2,318,714

Restricted cash and cash equivalents (1)	18,878	72,617

Total marketable investment securities and restricted cash and cash equivalents	$4,200,106	$2,391,331

(1)         Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Schedule of unrealized gain (loss) on marketable investment securities

	As of September 30, 2014				As of December 31, 2013
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$20,538	$—	$—	$—	$105,854	$—	$—	$—
Other (including restricted)	3,759,837	6,767	(1,263)	5,504	4,048,851	5,447	(3,355)	2,092
Equity securities:
Other	42,658	29,421	—	29,421	26,523	13,286	—	13,286
Total	$3,823,033	$36,188	$(1,263)	$34,925	$4,181,228	$18,733	$(3,355)	$15,378

	As of December 31,
	2013				2012
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$105,854	$—	$—	$—	$124,007	$—	$—	$—
Other (including restricted)	4,048,851	5,447	(3,355)	2,092	2,181,064	7,335	(1,144)	6,191
Equity securities:
Other (1)	26,523	13,286	—	13,286	13,643	406	—	406
Total	$4,181,228	$18,733	$(3,355)	$15,378	$2,318,714	$7,741	$(1,144)	$6,597

(1)  In connection with certain commercial arrangements that we entered into during the third quarter 2012, among other things, we received shares of common stock from a single issuer for no cash consideration.

Schedule of available-for-sale securities in continuous unrealized loss position by length of time and their fair value

	As of
	September 30, 2014		December 31, 2013
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$1,858,459	$(1,243)	$2,002,239	$(2,820)
12 months or more	168,734	(20)	38,043	(535)
Total	$2,027,193	$(1,263)	$2,040,282	$(3,355)

	As of December 31,
	2013		2012
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$2,002,239	$(2,820)	$724,739	$(865)
12 months or more	38,043	(535)	29,045	(279)
Total	$2,040,282	$(3,355)	$753,784	$(1,144)

Schedule of investments measured at fair value on a recurring basis

	As of
	September 30, 2014				December 31, 2013
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$4,183,698	$67,535	$4,116,163	$—	$3,743,328	$275,277	$3,468,051	$—

Debt securities:
VRDNs	$20,538	$—	$20,538	$—	$105,854	$—	$105,854	$—
Other (including restricted)	3,759,837	—	3,759,837	—	4,048,851	—	4,048,851	—

Equity securities	42,658	42,658	—	—	26,523	26,523	—	—

Total	$3,823,033	$42,658	$3,780,375	$—	$4,181,228	$26,523	$4,154,705	$—

	As of December 31,
	2013				2012
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$3,743,328	$275,277	$3,468,051	$—	$3,014,946	$59,386	$2,955,560	$—

Debt securities:
VRDNs	$105,854	$—	$105,854	$—	$124,007	$—	$124,007	$—
Other (including restricted)	4,048,851	—	4,048,851	—	2,181,064	—	2,181,064	—

Equity securities	26,523	26,523	—	—	13,643	13,643	—	—

Total	$4,181,228	$26,523	$4,154,705	$—	$2,318,714	$13,643	$2,305,071	$—